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                      Metropolitan Life Insurance Company
                              One Madison Avenue
                              New York, NY 10010

Via Electronic Filing
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:  Metropolitan Series Fund, Inc.
     Registration No.  2-80751
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Gentlemen:

Pursuant to Rule 101(a)(2)(i) of Regulations S-T, conveyed via EDGAR on behalf of the Registrant for filing in accordance with Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant hereby certifies that:

(1) The form of prospectus and Statement of Additional Information each dated May 1, 1998 that would have been filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Registration Statement for Metropolitan Series Fund, Inc.
("Post-Effective Amendment No. 20"); and

(2) Post-Effective Amendment No. 20 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 2, 1998.


Very truly yours,


s/Robin Wagner
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Robin Wagner
Assistant General Counsel


April 30, 1998